Description of Organization and Business Operations and Liquidity (Details Narrative) - Globallink Investment Inc [Member] - USD ($)																	1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 01, 2025	Dec. 03, 2024	Aug. 27, 2024	Jun. 05, 2024	Jun. 04, 2024	Nov. 28, 2023	Nov. 27, 2023	Nov. 01, 2023	Oct. 09, 2023	Sep. 09, 2023	Mar. 09, 2023	Mar. 06, 2023	Aug. 16, 2022	Dec. 13, 2021	Dec. 09, 2021	Aug. 19, 2021	Dec. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 24, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	May 31, 2025	May 16, 2025	May 05, 2025	Apr. 30, 2025	Apr. 18, 2025	Apr. 08, 2025	Mar. 06, 2025	Feb. 28, 2025	Jan. 31, 2025	Nov. 07, 2024	Oct. 03, 2024	Mar. 24, 2024	Oct. 31, 2023	Oct. 04, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price						$ 10.82						$ 10.35					$ 11.77								$ 11.77
Business combination, description																			The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.				The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account excluding the deferred underwriting discounts and taxes payable on income earned on the Trust Account at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance the Company will be able to successfully effect a Business Combination.
Minimum net tangible asset upon consummation of business combination																	$ 5,000,001				$ 5,000,001		$ 5,000,001		$ 5,000,001									$ 5,000,001
Minimum percentage of shares																	15.00%		15.00%		15.00%		15.00%		15.00%
Common stock exercised, value						$ 27,730,000				$ 130,000							$ 3,270,000		$ 3,560,000						$ 3,270,000															$ 130,000	$ 130,000
public share										$ 0.0275																														$ 0.0275	$ 0.0275
Payments in advance to affiliate								$ 390,000	$ 390,000	$ 390,000
Common stock exercised, shares						2,180,738						6,756,695					2,285,056	6,756,695					6,756,695
Redeem approximately value						$ 23,600,000						$ 69,920,000
Special meeting, description						the Company held a special meeting of its stockholders (the “November 2023 Special Meeting”). At the November 2023 Special Meeting, the Company’s stockholders approved an amendment of the Company’s Certificate of Incorporation, changing the structure and cost of the Company’s right to extend the date (the “Termination Date”) by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s outstanding public shares of common stock included as part of the units sold in the Company’s IPO that closed on December 9, 2021, which was December 9, 2023 at the time of the November 2023 Special Meeting unless extended. The charter amendment allows the Company to extend the Termination Date by up to twelve (12) monthly extensions, to December 9, 2024 (each of which is referred to as an “Extension”, and such later date, the “Extended Deadline”). To obtain each Extension, the Company, its sponsor or any of their affiliates or designees must deposit into the Company’s Trust Account with Continental by the deadline applicable prior to such Extension $60,000 for each monthly Extension; approved the proposal (the “Extension Amendment Proposal”) to amend the Company’s Certificate of Incorporation to extend the date by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s outstanding public shares of common stock included as part of the units sold in the Company’s IPO that was consummated on December 9, 2021, from December 9, 2023 to, if the Company elects to extend the date to consummate a business combination, for up to twelve monthly Extensions, December 9, 2024, unless the closing of the Company’s initial business combination shall have occurred; approved the proposal to amend the Company’s Trust Agreement with Continental (the “Trust Amendment Proposal”), pursuant to which the Company’s Trust Agreement with Continental be amended to extend the time for the Company to complete its initial business combination under the Trust Agreement from (x) December 9, 2023, to (y) up to December 9, 2024, if the Company elects to extend the date to consummate a business combination, for up to twelve monthly Extensions, by depositing into the Trust Account $60,000 for each one-month Extension from December 9, 2023 to December 9, 2024, unless the closing of the Company’s initial business combination shall have occurred; and approved the proposal to re-elect Kian Huat Lai as Class I director of the Company, until the annual meeting of the Company to be held in 2026 or until his successor is appointed and qualified.	the Company held a special meeting of its stockholders (the “November 2023 Special Meeting”). At the November 2023 Special Meeting, the Company’s stockholders approved an amendment of the Company’s Certificate of Incorporation (the “Charter Amendment”), changing the structure and cost of the Company’s right to extend the date (the “Termination Date”) by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s outstanding public shares of common stock included as part of the units sold in the Company’s IPO that closed on December 9, 2021, which was December 9, 2023 at the time of the November 2023 Special Meeting unless extended. The Charter Amendment allows the Company to extend the Termination Date by up to twelve (12) monthly extensions, to December 9, 2024 (each of which is referred to as an “Extension”, and such later date, the “Extended Deadline”). To obtain each Extension, the Company, its sponsor or any of their affiliates or designees must deposit into the Company’s Trust Account with Continental by the deadline applicable prior to such Extension $60,000 for each monthly Extension; approved the proposal (the “Extension Amendment Proposal”) to amend the Company’s Certificate of Incorporation to extend the date by which the Company must (i) consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s outstanding public shares of common stock included as part of the units sold in the Company’s IPO that was consummated on December 9, 2021, from December 9, 2023 to, if the Company elects to extend the date to consummate a business combination, for up to twelve monthly Extensions, December 9, 2024, unless the closing of the Company’s initial business combination shall have occurred; approved the proposal to amend the Company’s Trust Agreement with Continental (the “Trust Amendment Proposal”), pursuant to which the Company’s Trust Agreement with Continental be amended to extend the time for the Company to complete its initial business combination under the Trust Agreement from (x) December 9, 2023, to (y) up to December 9, 2024, if the Company elects to extend the date to consummate a business combination, for up to twelve monthly Extensions, by depositing into the Trust Account $60,000 for each one-month Extension from December 9, 2023 to December 9, 2024, unless the closing of the Company’s initial business combination shall have occurred; and approved the proposal to re-elect Kian Huat Lai as Class I director of the Company, until the annual meeting of the Company to be held in 2026 or until his successor is appointed and qualified.
Excise tax percentage													1.00%						21.00%		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Fair market value percentage													1.00%
Tax description																			Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.				Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full		Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Cash																	$ 253,507		$ 3,468		$ 65,221		$ 65,221		$ 253,507	$ 79,073
Working capital																	$ 6,800,000		$ 6,800,000		$ 5,800,000		$ 5,800,000		$ 6,800,000
Temporary Equity, Redemption Price Per Share																	$ 10.15		$ 10.17		$ 11.42		$ 11.42		$ 10.15	$ 10.90
Payment for subscription				$ 40,000,000	$ 40,000,000														$ 3,479,911
Expected amount terminated, subscription																			40,000,000
Share-Based Payment Arrangement, Tranche One [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits																	$ 60,000								$ 60,000
Share-Based Payment Arrangement, Tranche Two [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits																																				$ 60,000
Share-Based Payment Arrangement, Tranche Three [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits																																			$ 60,000
Share Based Compensation Award Tranche Four [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits																			$ 60,000
December Two Thousand And Twenty Four Special Meeting [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock exercised, value																	$ 3,270,000								$ 3,270,000
Common stock exercised, shares																									2,285,056
Temporary Equity, Redemption Price Per Share																	$ 11.77								$ 11.77
Common stock exercised, value																									$ 26,890,000
Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Minimum net tangible asset upon consummation of business combination																																$ 5,000,001
Common stock exercised, value																												$ 360,000	$ 120,000								$ 60,000	$ 60,000
Deposits																														$ 60,000			$ 60,000
Subsequent Event [Member] | Share Based Compensation Award Tranche Four [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock exercised, value																																		240,000
Deposits																																		$ 60,000
Subsequent Event [Member] | Share Based Compensation Award Tranche Five [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits																															$ 60,000
Subsequent Event [Member] | Share Based Compensation Award Tranche Six [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits																												$ 60,000
One Year Extension [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposit trust accounts		$ 60,000				$ 60,000
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of common stock															10,000,000
Share price														$ 10.15	$ 10.00
Proceeds from IPO														$ 116,725,000	$ 100,000,000
Cash deposited to trust account for extension											$ 780,000
Common stock exercised, value										3,736,066	$ 390,000
Private Placement Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of common stock														52,500	517,500	570,000
Share price														$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of private placement														$ 525,000	$ 5,175,000	$ 5,700,000
Over-Allotment Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of common stock														1,500,000	1,500,000
Proceeds from issuance or sale of equity														$ 15,000,000
Offering costs, net														6,887,896
Underwriting fees														2,300,000													$ 2,300,000
Deferred underwriting fees														4,025,000													$ 4,025,000
Other costs														$ 562,896
Public Share [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price																	$ 10.15		$ 10.15		$ 10.15		$ 10.15		$ 10.15
Redemption on default of business combination																			The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.				The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.		The Company’s sponsor, officers and directors (the “Initial Stockholders”) have agreed not to propose an amendment to the Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the Public Stockholders with the opportunity to redeem their shares of common stock in conjunction with any such amendment.
Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of common stock														570,000	570,000
Share price														$ 10.00	$ 10.00
Proceeds from issuance of private placement														$ 5,700,000	$ 5,700,000
Private Placement [Member] | PIPE Investment [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares purchase value			$ 40,200,000	$ 40,200,000	$ 40,200,000
Private Placement [Member] | Pubco [member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Number of shares purchase value	$ 3,279,911		$ 40,200,000	$ 40,200,000	$ 40,200,000
Investment																			$ 1,124,361
Private Placement [Member] | Subsequent Event [Member] | PIPE Investors [Member] | Subscription Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares purchase value																				$ 3,479,911
Subscription expected to be terminated																				20,000,000
Escrow deposit																				879,911
Private Placement [Member] | Subsequent Event [Member] | Pubco [member] | Subscription Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price																																							$ 10.00
Number of shares purchase value																				$ 3,279,911
Public Gold Marketing [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock exercised, value										4,507,595
Public Gold Marketing [Member] | Promissory Note [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock exercised, value										$ 4,445,458